SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.
In February 2010, the Company issued 75,000 of its Ordinary shares to one of its consultant for services received during 2010. The shares were locked up for a period of nine months from the date they were issued. The shares were fully vested when granted.

b.
In April, May and August 2012, the Company issued 250,000 of its Ordinary shares to one of its consultant for services received during 2012. The shares were fully vested when granted. The shares were locked up for a period of nine months from the date they were issued.  In connection with the grants, the Company recorded during 2012, compensation expenses in the amount of $813.

c.	Employee Stock Option Plan (2003):

The Employee Stock Option Plan (2003) ("the ESOP 2003") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In May 2004 and in December 2006, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 650,000 and 700,000 Ordinary shares, respectively, pursuant to the ESOP 2003.

As of December 31, 2012, 1,290,841 options are outstanding. All the options have an exercise price between $ 1.30 and $ 4.27 per share.

As of December 31, 2012, an aggregate amount of 53,182 options is still available for future grant under of the above mentioned plan.

d.	Options to employees, management and directors:

1.
On June 21, 2011, the board of directors approved the grant of options to purchase 140,000 Ordinary shares to several officers, at an exercise price of $ 2.2. One third will be exercisable immediately, one third will be exercisable in one year, and one third will be exercisable in two years.

2.
On December 14, 2011, the board of directors approved the grant of an option to purchase 402,000 Ordinary shares to several employees, at an exercise price of $ 2.25. One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.

The following is a summary of the Company's stock options granted among the various plans:

	Year ended December 31, 2012
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,689,480	$1.80	8.26	-
Granted	15,000	$4.27	-	-
Exercised	(382,833)	$1.41	-	-
Forfeited	(30,806)	$2.28	-	-

Outstanding at the end of the year	1,290,841	$1.93	7.86	$1,930

Exercisable at the end of the year	985,494	$1.82	7.50	$1,582

Vested and expected to vest at end of year	985,494	$1.82	7.50	$1,582

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of the Company's stock. As of December 31, 2012, there was $ 303 unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

The weighted average grant date fair values of options granted during 2011 and 2012 were $ 1.17 and $ 1.85, respectively.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2012	life (years)	price	2012	exercisable

$ 1.30	405,305	5.45	$1.30	405,305	$1.30
$ 2.11 - $ 2.25	864,036	8.99	$2.18	568,689	$2.15
$ 2.64 - $ 4.27	21,500	7.78	$4.03	11,500	$3.82

	1,290,841	7.86	$1.93	985,494	$1.82

e.	Dividends:

Dividends may be paid by the Company only out of the Israeli company's earnings and other surpluses in Israeli currency as defined in the Companies Law as of the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in NIS. No dividends were declared in the periods presented.

f.	Private placement transaction

On June 6, 2011, the Company entered into a Securities Purchase Agreement (the "SPA") with several shareholders (the "Investors"), pursuant to which the Company  issued to the investors 1,425,000 ordinary shares of NIS 0.04 par value each, at a price per share of $2.00 each, for proceed  of $2,497, net of issuance expenses in the amount of $353.

As part of private placement transaction under the SPA, the Company granted its Investors and its agents, for no additional consideration, warrants to purchase additional 441,750 of the Company's Ordinary shares of NIS 0.04 par value each. The warrants may be exercisable on or after six months from June 13, 2011 for a period of five years thereafter at an exercise price of $2.20 per share.

During 2011 no warrants has been exercises.

As of December 31, 2012 112,500 warrants had been exercised into 112, 500 shares of the Company and additional 55,575 warrants had been converted into 26,533 shares.